Label	Element	Value
Investor Class Shares | SA U.S. Core Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SA U.S. Core Market Fund
Investment Objective, Heading	rr_ObjectiveHeading	Goal
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund’s goal is to achieve long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Investor Class operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example, Heading	rr_ExpenseExampleHeading	expense example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities listed on a securities exchange in the United States that is deemed appropriate by Dimensional Fund Advisors LP (the “Sub-Adviser”). The Sub-Adviser limits the universe of eligible securities in which the Fund may invest to those of companies whose market capitalizations generally are either in the highest 96% of total market capitalization or companies whose market capitalizations are larger than the 1,500th largest U.S. company, whichever results in the higher market capitalization threshold. Under the Sub-Adviser’s market capitalization guidelines described above, based on market capitalization data as of August 31, 2020, the market capitalization of an eligible company would be approximately $2.8 billion or above. This dollar amount will vary due to market conditions. The Fund has a non-fundamental investment policy that, under normal circumstances, it will invest at least 80% of its net assets in U.S. securities.

The Sub-Adviser uses a market capitalization weighted approach to weight the securities in the Fund’s portfolio. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the issuer, the greater its representation in the Fund. The Sub-Adviser may adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float (a company’s share capital that is freely available for trading), profitability, trading strategies, liquidity, size, value, momentum, investment characteristics and other factors that the Sub-Adviser determines to be appropriate given market conditions. In assessing profitability, the Sub-Adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. In assessing a company’s investment characteristics, the Sub-Adviser may consider ratios such as recent changes in assets or book value scaled by assets or book value. The criteria the Sub-Adviser uses for assessing profitability or investment characteristics are subject to change from time to time.

The Fund may also invest up to 5% of its total assets in the U.S. Micro Cap Portfolio, a portfolio of DFA Investment Dimensions Group Inc., a separate registered investment company. The Sub-Adviser is also the adviser of the U.S. Micro Cap Portfolio. The U.S. Micro Cap Portfolio generally will purchase a broad and diverse group of securities of micro cap companies listed on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser.

The Fund may lend its portfolio securities to generate additional income.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities listed on a securities exchange in the United States that is deemed appropriate by Dimensional Fund Advisors LP (the “Sub-Adviser”). The Sub-Adviser limits the universe of eligible securities in which the Fund may invest to those of companies whose market capitalizations generally are either in the highest 96% of total market capitalization or companies whose market capitalizations are larger than the 1,500th largest U.S. company, whichever results in the higher market capitalization threshold. Under the Sub-Adviser’s market capitalization guidelines described above, based on market capitalization data as of August 31, 2020, the market capitalization of an eligible company would be approximately $2.8 billion or above. This dollar amount will vary due to market conditions. The Fund has a non-fundamental investment policy that, under normal circumstances, it will invest at least 80% of its net assets in U.S. securities.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.

The principal risks that apply to the Fund are:

•

Market Risk: The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.

•

COVID-19 Pandemic Risk: The global outbreak of the novel coronavirus and related disease (COVID-19) is currently creating significant economic and social uncertainty throughout the world and causing significant related market volatility. The COVID-19 pandemic, other pandemics or epidemics, and local, regional or global natural or environmental disasters, wars, acts of terrorism, or similar events could have a significant adverse impact on the Fund and its investments and could result in increased volatility of the Fund’s net asset value.

•

Large Company Stock Risk: Larger, more established companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

•

Medium-Size Company Stock Risk: Stocks of medium-size companies are usually more sensitive to adverse business developments and economic, political, regulatory and market factors than stocks of larger companies, and the prices of stocks of medium-size companies may be more volatile.

12 | Summary Prospectus

•

Small Company Stock Risk: The stocks of small companies may involve more risk than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of their share prices. In addition, small company stocks typically are traded in lower volume, making them more difficult to purchase or sell at the desired time and price or in the desired amount. Generally, the smaller the company size, the greater these risks.

•

Securities Lending Risk: Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of the Fund shares may fall. The value of the Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

•

Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. The Fund may be overweight in certain sectors at various times. To the extent the Fund invests more heavily in a particular sector, its performance will be especially sensitive to any economic, business, regulatory or other developments which generally affect that sector. Individual sectors may underperform other sectors or the market as a whole.

•

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes that result in events or circumstances that negatively impact the operations of the Fund and that may adversely impact Fund performance. Various operational events or circumstances are outside the Adviser’s and Sub-Adviser’s control, including instances at third parties. The Fund, the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

•

Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Cyber-attacks affecting the Fund, any of its service providers or any issuer in which the Fund invests may adversely impact the Fund.

•

Management Risk: The investment techniques and risk analyses applied by the Sub-Adviser may not produce the desired results. Furthermore, legislative, regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Sub-Adviser in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

•

Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may: affect the performance of the Fund; increase realized capital gains; accelerate the realization of taxable income to shareholders; and increase transaction costs and/or other expenses for the Fund.

•

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and following a profitability-oriented strategy may cause the Fund to at times underperform equity funds that use other investment strategies.

Risk, Lose Money	rr_RiskLoseMoney	The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.sa-funds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Investor Class Shares (per calendar year)
Bar Chart, Closing	rr_BarChartClosingTextBlock

The year-to-date return through the calendar quarter ended September 30, 2020 was 9.67%.

Highest/lowest quarterly return during the periods shown:

	Quarter Ended	Total Return
Best Quarter	3/31/2019	13.75%
Worst Quarter	9/30/2011	(15.19)%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.19%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investor Class Shares | SA U.S. Core Market Fund | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.02%
5 Years	rr_AverageAnnualReturnYear05	11.24%
10 Years	rr_AverageAnnualReturnYear10	13.42%
Investor Class Shares | SA U.S. Core Market Fund | SA U.S. Core Market Fund
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.43%
Shareholder servicing fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	0.90%
1 year	rr_ExpenseExampleYear01	$ 92
3 years	rr_ExpenseExampleYear03	288
5 years	rr_ExpenseExampleYear05	500
10 years	rr_ExpenseExampleYear10	$ 1,111
Annual Return 2010	rr_AnnualReturn2010	16.04%
Annual Return 2011	rr_AnnualReturn2011	0.42%
Annual Return 2012	rr_AnnualReturn2012	15.19%
Annual Return 2013	rr_AnnualReturn2013	33.38%
Annual Return 2014	rr_AnnualReturn2014	11.19%
Annual Return 2015	rr_AnnualReturn2015	(0.32%)
Annual Return 2016	rr_AnnualReturn2016	11.46%
Annual Return 2017	rr_AnnualReturn2017	22.20%
Annual Return 2018	rr_AnnualReturn2018	(4.60%)
Annual Return 2019	rr_AnnualReturn2019	30.48%
1 Year	rr_AverageAnnualReturnYear01	30.48%
5 Years	rr_AverageAnnualReturnYear05	11.07%
10 Years	rr_AverageAnnualReturnYear10	12.90%
Investor Class Shares | SA U.S. Core Market Fund | SA U.S. Core Market Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.96%
5 Years	rr_AverageAnnualReturnYear05	9.58%
10 Years	rr_AverageAnnualReturnYear10	12.00%
Investor Class Shares | SA U.S. Core Market Fund | SA U.S. Core Market Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.53%
5 Years	rr_AverageAnnualReturnYear05	8.61%
10 Years	rr_AverageAnnualReturnYear10	10.66%